johim13f-093009

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      J O Hambro Investment Management Limited
                           21 St. James Square
                           London SW1Y 4HB


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Hugh Grootenhuis
Title:        Chief Executive Officer
Phone:        +44 20 7484 7476

Signature, Place, and Date of Signing:


 /s/ Hugh Grootenhuis	      London, England         October 20, 2009
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      56
                                                  -----------------------

Form 13F Information Table Value Total:              $384,566 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

                    J O HAMBRO INVESTMENT MANAGEMENT LIMITED

                            Name of Reporting Manager
                           Form 13F Information Table


Name of Issuer               Type of                  Value         Shrs or    Shr/  Investment      Other     Voting Authority
                             Class      Cusip        (x$1000)       Prn Amt.   Prn   Discretion      Managers  Sole Shared   None
ACTIVISION BLIZZARD Inc Com   COM	00507V109     4,149	    334,850    SH    Shared-Defined     0                    334,850
ALLSCRIPTS MISYS HEALTHCARE   COM	01988PAB4       203	     10,000    SH    Shared-Defined     0                     10,000
ALTRIA GROUP COM	      COM       02209S103       239          13,445    SH    Shared-Defined     0                     13,445
AMERICAN EXPRESS CO           COM       025816109     1,059          31,250    SH    Shared-Defined     0                     31,250
AMPHENOL CORP CLASS A         COM       032095101    22,909         607,995    SH    Shared-Defined     0                    607.995
AON CORP Com                  COM       037389103     2,795          68,700    SH    Shared-Defined     0                     68,700
APPLE INC COM		      COM       037833100    18,560         100,136    SH    Shared-Defined     0                    100,136
BANK OF AMERICA CORP COM      COM       060505104    17,890	  1,057,315    SH    Shared-Defined     0                  1,057,315
BROOKDALE SN LIVING   	      COM	112463104     8,148         449,405    SH    Shared-Defined	0		     449,405
BRUNSWICK CAP LTD             COM       117043109       778         474,156    SH    Shared-Defined     0                    474,156
CADIZ INC     		      COM	127537207     4,228         361,402    SH    Shared-Defined     0                    361,402
CATERPILLAR INC	              COM       149123101    31,517         614,002    SH    Shared-Defined     0                    614,002
CELGENE CORP Com              COM	151020104     4,947	     88,500    SH    Shared-Defined     0                     88,500
CHEVRON CORP COM	      COM	166764100     7,818	    111,007    SH    Shared-Defined     0                    111,007
CHUBB CORP COM                COM       171232101    12,095         239,930    SH    Shared-Defined     0                    239,930
COLGATE-PALMOLIVE CO.         COM       194162103    28,789         377,418    SH    Shared-Defined     0                    377,418
Dr PEPPER SNAPPLE	      COM	26138E109     2,380          82,787    SH    Shared-Defined     0                     82,787
EXXON MOBIL CORP              COM       30231G102     7,008         102,136    SH    Shared-Defined     0                    102,136
FORD MOTOR COMPANY COM        COM       345370860       506          70,200    SH    Shared-Defined     0                     70,200
GENERAL ELECTRIC CO           COM       369604103     1,478          90,000    SH    Shared-Defined     0                     90,000
GOOGLE INC CLASS A            COM       38259P508    20,312          40,965    SH    Shared-Defined     0                     40,965
HERSHEY CO                    COM       427866108       490          12,620    SH    Shared-Defined     0                     12,620
INTERCONTINETAL EXCHANGE      COM       45865V100     7,418          73,546    SH    Shared-Defined     0                     73,546
INVERNESS MED INNOV           COM       46126P106     5,946         153,525    SH    Shared-Defined     0                    153,525
JP MORGAN CHASE COM           COM       46625H100       607          13,850    SH    Shared-Defined     0                     13,850
LOCKHEED MARTIN CORP          COM       539830109     1,153          14,762    SH    Shared-Defined     0                     14,762
MARSH & MCLENNAN COS INC      COM       571748102     1,563          63,202    SH    Shared-Defined     0                     63,202
MERCK & CO. INC               COM       589331107       589          18,630    SH    Shared-Defined     0                     18,630
MONSANTO COM		      COM       61166W101     2,108          27,235    SH    Shared-Defined     0                     27,235
MORGAN STANLEY COM	      COM	617446448     3,787         122,635    SH    Shared-Defined     0	             122,635
NALCO HOLDINGIN CO            COM       62985Q101       795          38,800    SH    Shared-Defined     0                     38,800
NORTHERN TRUST CO COM         COM       665859104     2,608          44,848    SH    Shared-Defiend     0                     44,484
NUVASIVE INC COM	      COM	670704105    13,446	    321,980    SH    Shared-Defined     0		     321,980
OMNICOM GROUP COM             COM       681919106     1,616          43,750    SH    Shared-Defined     0                     43,750
ORACLE CORP                   COM       68389X105       271          13,000    SH    Shared-Defined     0                     13,000
ORIENT EXPRESS HOTELS         COM       G67743107       311          27,000    SH    Shared-Defined     0                     27,000
PEPSICO INC                   COM       713448108       984          16,781    SH    Shared-Defined     0                     16,781
PETROLEO BRASILEIRO SA        COM       71654V901    12,213         266,088    SH    Shared-Defined     0                    266,088
PFIZER INC		      COM       717081103     1,914         115,650    SH    Shared-Defined     0                    115,650
PHILIP MORRIS INTERNATIONAL   COM       718172109    14,549         298.504    SH    Shared-Defined     0                    298,504
PRAXAIR INC                   COM       74005P104     3,129          38,300    SH    Shared-Defined     0                     38,300
PROCTOR & GAMBLE CO           COM       742718109     1,116          19,276    SH    Shared-Defined     0                     19,276
PULTE HOLMES INC COM          COM       745867101     6,991         636,096    SH    Shared-Defined     0                    636,096
QUALCOMM INC COM              COM       747525103     6,825         151,726    SH    Shared-Defined     0                    151,726
REYNOLDS AMERICAN INC         COM       761713106    16,091         361,444    SH    Shared-Defined     0                    361,444
ROYAL CARIBBEAN COM           COM       V7780T103    16,801         697,730    SH    Shared-Defined     0                    697,730
SALESFORCE.COM INC            COM       79466L302     8,147         143,110    SH    Shared-Defined     0                    143,110
SCHLUMBERGER                  COM       806857108     1,761          29,550    SH    Shared-Defined     0                     29,550
SOUTHERN CO COM	              COM       842587107    17,357         548,062    SH    Shared-Defined     0                    548,062
TEXTRON INC                   COM       883203101     6,306         332,231    SH    Shared-Defined     0                    332,231
TOLL BROTHERS INC             COM       889478103     2,579         131,980    SH    Shared-Defined     0                    131,980
VERIZON COMMUNICATIONS        COM       92343V104    11,349         374,937    SH    Shared-Defined     0                    374,937
VISA INC          	      COM       92826C839     8,968         129,760    SH    Shared-Defined     0                    129,760
WALGREEN CO COM               COM       931422109     1,772          47,300    SH    Shared-Defined     0                     47,300
WAL MART STORES INC COM	      COM       931142103     4,288          87,340    SH    Shared-Defined     0                     87,340
WISCONSIN ENERGY COM          COM       976657106     1,177          26,060    SH    Shared-Defined     0                     26,060